Concentration of risks	12 Months Ended
Dec. 31, 2016
Concentration of risks
Concentration of risks
4.	Concentration of risks

(a)	Concentration of customers

There were no customers that individually represented greater than 10% of the total revenue for the years ended December 31, 2014, 2015 and 2016, respectively.

(b)	Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk consist principally of cash and cash equivalents, time deposits, restricted cash, accounts receivable and finance receivables.

As of December 31, 2014, 2015 and 2016, substantially all of the Group’s cash and cash equivalents, time deposits and restricted cash were held by major financial institutions located in Hong Kong and the PRC, which management believes are of high credit quality. Under the new Bankruptcy Law effective in 2007, a Chinese bank may go into bankruptcy. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits bank in full since it is unlikely to be classified as a secured creditor based on PRC laws.

Accounts receivable and finance receivables are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balance. The Group maintains reserves for estimated credit losses and these losses have generally been within its expectations.

(c)	Foreign currency exchange rate risk

In July 2005, the PRC government changed its decades-old policy of pegging the value of the RMB to the US$, and the RMB appreciated more than 20% against the US$ over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between the RMB and the US$ remained within a narrow band. Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.

(d)	Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to effect the remittance.